Accumulated Other Comprehensive Income (Loss) [Text Block]	12 Months Ended
Mar. 31, 2020
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]
20.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities (1) :
Balance at beginning of fiscal year	¥2,032,807	¥2,270,346	¥(369,369)
Net change during the fiscal year	244,249	60,616	24,584
Effect of adopting new guidance by a foreign affiliated company	118	—	—
Effect of adopting new guidance on reclassification on certain tax effects	(6,828)	—	—
Effect of adopting new guidance on recognition and measurement of financial assets and financial liabilities ( Note 1)	—	(2,700,331)	—

Balance at end of fiscal year	¥2,270,346	¥(369,369)	¥(344,785)

Net debt valuation adjustments:
Balance at beginning of fiscal year	¥(10,632)	¥(16,488)	¥(8,670)
Net change during the fiscal year	(2,178)	9,729	54,172
Effect of adopting new guidance on reclassification on certain tax effects	(3,678)	—	—
Effect of adopting new guidance on recognition and measurement of financial assets and financial liabilities (Note 1)	—	(1,911)	—

Balance at end of fiscal year	¥(16,488)	¥(8,670)	¥45,502

Net unrealized losses on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥(8,729)	¥(19,250)	¥(24,140)
Net change during the fiscal year	(7,025)	(4,890)	10,797
Effect of adopting new guidance on reclassification on certain tax effects	(3,496)	—	—

Balance at end of fiscal year	¥(19,250)	¥(24,140)	¥(13,343)

Defined benefit plans:
Balance at beginning of fiscal year	¥(214,062)	¥(119,593)	¥(208,273)
Net change during the fiscal year	109,012	(88,680)	(129,645)
Effect of adopting new guidance on reclassification on certain tax effects	(14,543)	—	—

Balance at end of fiscal year	¥(119,593)	¥(208,273)	¥(337,918)

Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥482,039	¥362,300	¥326,183
Net change during the fiscal year	(119,213)	(36,117)	(96,056)
Effect of adopting new guidance on reclassification on certain tax effects	(526)	—	—

Balance at end of fiscal year	¥362,300	¥326,183	¥230,127

Balance at end of fiscal year	¥2,477,315	¥(284,269)	¥(420,417)

Note:
(1)	Included unrealized gains (losses) related to only debt securities for the fiscal years ended March 31, 2019 and 2020.

The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018			2019			2020
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains on investment securities (1)	¥631,154	¥(204,916)	¥426,238	¥132,723	¥(24,690)	¥108,033	¥100,974	¥(2,260)	¥98,714
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(280,258)	84,328	(195,930)	(28,953)	9,100	(19,853)	(107,102)	32,007	(75,095)

Net change	350,896	(120,588)	230,308	103,770	(15,590)	88,180	(6,128)	29,747	23,619
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			(13,941)			27,564			(965)

Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group			244,249			60,616			24,584

Net debt valuation adjustments:
Net debt valuation adjustments	(3,555)	1,088	(2,467)	13,006	(3,982)	9,024	77,765	(23,812)	53,953
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	417	(128)	289	1,016	(311)	705	315	(96)	219

Net change	(3,138)	960	(2,178)	14,022	(4,293)	9,729	78,080	(23,908)	54,172
Net debt valuation adjustments attributable to noncontrolling interests			—			—			—

Net debt valuation adjustments attributable to Mitsubishi UFJ Financial Group			(2,178)			9,729			54,172

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(3,430)	1,571	(1,859)	(10,397)	2,825	(7,572)	1,375	(560)	815
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(8,016)	2,850	(5,166)	3,662	(980)	2,682	13,279	(3,452)	9,827

Net change	(11,446)	4,421	(7,025)	(6,735)	1,845	(4,890)	14,654	(4,012)	10,642
Net unrealized losses on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—			(155)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			(7,025)			(4,890)			10,797

	2018			2019			2020
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Defined benefit plans:
Defined benefit plans	154,708	(48,537)	106,171	(126,001)	37,655	(88,346)	(195,851)	59,426	(136,425)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	5,904	(2,237)	3,667	(1,168)	574	(594)	6,643	(1,741)	4,902

Net change	160,612	(50,774)	109,838	(127,169)	38,229	(88,940)	(189,208)	57,685	(131,523)
Defined benefit plans attributable to noncontrolling interests			826			(260)			(1,878)

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			109,012			(88,680)			(129,645)

Foreign currency translation adjustments:
Foreign currency translation adjustments	(137,811)	32,767	(105,044)	(18,062)	(17,932)	(35,994)	(99,520)	19,588	(79,932)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	(1,494)	1,760	266	(9,002)	2,784	(6,218)	(2,238)	1,105	(1,133)

Net change	(139,305)	34,527	(104,778)	(27,064)	(15,148)	(42,212)	(101,758)	20,693	(81,065)
Foreign currency translation adjustments attributable to noncontrolling interests			14,435			(6,095)			14,991

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(119,213)			(36,117)			(96,056)

Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥224,845			¥(59,342)			¥(136,148)

Note:
(1)	Included unrealized gains (losses) related to only debt securities for the fiscal years ended March 31, 2019 and 2020.

The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying consolidated statements of income for the fiscal years ended March 31, 2018, 2019 and 2020:

	2018	2019	2020
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale debt securities (1)	¥(287,279)	¥(29,182)	¥(108,193)	Investment securities gains (losses)—net
Impairment losses on investment securities	6,759	596	1,590	Investment securities gains (losses)—net
Other	262	(367)	(499)

	(280,258)	(28,953)	(107,102)	Total before tax
	84,328	9,100	32,007	Income tax expense

	¥(195,930)	¥(19,853)	¥(75,095)	Net of tax

Net debt valuation adjustments	¥417	¥1,016	¥315	Equity in earnings of equity method investees—net

	417	1,016	315	Total before tax
	(128)	(311)	(96)	Income tax expense

	¥289	¥705	¥219	Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(7,782)	¥3,739	¥9,878	Interest income on Loans, including fees
Foreign exchange contracts	—	—	3,399	Interest expense on Long-term debt or Foreign exchange losses—net
Other	(234)	(77)	2

	(8,016)	3,662	13,279	Total before tax
	2,850	(980)	(3,452)	Income tax expense

	¥(5,166)	¥2,682	¥9,827	Net of tax

Defined benefit plans
Net actuarial loss (2)	¥17,280	¥11,431	¥15,488	Other non-interest expenses
Prior service cost (2)	(6,959)	(6,269)	(5,718)	Other non-interest expenses
Gain on settlements and curtailment, and other (2)	(4,417)	(6,330)	(3,127)	Other non-interest expenses

	5,904	(1,168)	6,643	Total before tax
	(2,237)	574	(1,741)	Income tax expense

	¥3,667	¥(594)	¥4,902	Net of tax

	2018	2019	2020
Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI			Line items in the consolidated statements of income
	(in millions)
Foreign currency translation adjustments	¥(5,743)	¥(9,004)	¥(5,003)	Other non-interest income
	4,249	2	2,765	Other non-interest expenses

	(1,494)	(9,002)	(2,238)	Total before tax
	1,760	2,784	1,105	Income tax expense

	¥266	¥(6,218)	¥(1,133)	Net of tax

Total reclassifications for the period	¥(283,447)	¥(34,445)	¥(89,103)	Total before tax
	86,573	11,167	27,823	Income tax expense

	¥(196,874)	¥(23,278)	¥(61,280)	Net of tax

Notes:
(1)	Included unrealized gains (losses) related to only debt securities for the fiscal years ended March 31, 2019 and 2020 while included unrealized gains (losses) related to both debt and equity securities for the fiscal year ended March 31, 2018.

(2)	These Accumulated OCI components are components of net periodic benefit cost. See Note 13 for more information.